Reportable segments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue		$ 2,265,803	$ 2,157,323	$ 1,939,322
Cost of sales		(1,483,524)	(1,394,822)	(1,328,285)
Administrative expenses		(118,126)	(101,171)	(88,436)
Interest Expense	$ (50,124)	(59,914)	(50,124)	(57,498)
Depreciation and amortisation expense		(221,499)	(240,526)	(249,792)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method		6,351	14,452	13,047
Income tax expense, continuing operations		178,975	166,173	132,965
Other items other than significant cash				0
Income (loss) before taxes		621,038	594,590	414,889
Net income (loss) from continuing operations		442,063	428,417	281,924
Net Income (Loss)		442,063	428,417	281,924
Assets		4,268,094	4,296,236	4,217,980
Equity-accounted investees		111,549	152,630	133,140
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts		(17,131)	(42,879)
Increase of non-current assets			0	(107,268)
Liabilities		2,130,292	2,048,768	1,910,708
Impairment loss recognized in profit or loss		(4,294)	(31,899)	(40,544)
Reversal of impairment losses recognized in profit or loss for the period		0	0	2,907
Cash flows from (used in) operating activities		524,839	758,272	633,662
Cash flows from (used in) investing activities		(187,004)	(248,067)	162,386
Cash flows from (used in) financing activities		(387,313)	(411,920)	(816,410)
Operating Segments [Member]
Revenue		2,265,803	2,157,323	1,939,322
Cost of sales		(1,483,524)	(1,394,822)	(1,328,285)
Administrative expenses		0	0	0
Interest Expense		0	0	0
Depreciation and amortisation expense		(221,499)	(240,526)	(249,681)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method		0	0	0
Income tax expense, continuing operations		0	0	0
Other items other than significant cash				0
Income (loss) before taxes		782,279	762,501	611,037
Net income (loss) from continuing operations		782,279	762,501	611,037
Net Income (Loss)		782,279	762,501	611,037
Assets		0	0	0
Equity-accounted investees		0	0	0
Increase of non-current assets		0	0	0
Liabilities		0	0	0
Impairment loss recognized in profit or loss		(7,279)	(17,583)	(949)
Reversal of impairment losses recognized in profit or loss for the period		0	0	2,907
Cash flows from (used in) operating activities		0	0
Cash flows from (used in) investing activities		0	0
Cash flows from (used in) financing activities		0	0
Unallocated amounts [member]
Revenue			0	0
Cost of sales			0	0
Administrative expenses		(118,126)	(101,171)	(88,436)
Interest Expense		(59,914)	(50,124)	(57,498)
Depreciation and amortisation expense			0	(111)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method		6,351	14,452	13,047
Income tax expense, continuing operations		(178,975)	(166,173)	(132,965)
Other items other than significant cash				0
Income (loss) before taxes		(161,241)	(167,911)	(196,148)
Net income (loss) from continuing operations		(340,216)	(334,084)	(329,113)
Net Income (Loss)		(340,216)	(334,084)	(329,113)
Assets		4,268,094	4,296,236	4,217,980
Equity-accounted investees		111,549	152,630	133,140
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts		(15,028)	0
Increase of non-current assets			0	(107,268)
Liabilities		2,130,291	2,048,768	1,910,708
Impairment loss recognized in profit or loss		2,985	(14,316)	(39,595)
Reversal of impairment losses recognized in profit or loss for the period		0	0	0
Cash flows from (used in) operating activities		5,241,839	758,272
Cash flows from (used in) investing activities		(187,004)	(248,067)
Cash flows from (used in) financing activities		(387,313)	(411,920)
Specialty plant nutrients [Member]
Revenue		781,750	697,251	623,853
Cost of sales		(613,267)	(555,356)	(478,074)
Administrative expenses		0	0	0
Interest Expense		0	0	0
Depreciation and amortisation expense		(73,073)	(73,702)	(89,864)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method		0	0	0
Income tax expense, continuing operations		0	0	0
Other items other than significant cash				0
Income (loss) before taxes		168,483	141,895	145,779
Net income (loss) from continuing operations		168,483	141,895	145,779
Net Income (Loss)		168,483	141,895	145,779
Assets		0	0	0
Equity-accounted investees		0	0	0
Increase of non-current assets		0	0	0
Liabilities		0	0	0
Impairment loss recognized in profit or loss		(2,227)	(15,025)	0
Reversal of impairment losses recognized in profit or loss for the period		0	0	133
Cash flows from (used in) operating activities		0	0
Cash flows from (used in) investing activities		0	0
Cash flows from (used in) financing activities		0	0
Iodine and its derivatives [Member]
Revenue		324,972	252,123	231,144
Cost of sales		(217,464)	(199,808)	(191,298)
Administrative expenses		0	0	0
Interest Expense		0	0	0
Depreciation and amortisation expense		(45,280)	(44,252)	(35,958)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method		0	0	0
Income tax expense, continuing operations		0	0	0
Other items other than significant cash				0
Income (loss) before taxes		107,508	52,315	39,846
Net income (loss) from continuing operations		107,508	52,315	39,846
Net Income (Loss)		107,508	52,315	39,846
Assets		0	0	0
Equity-accounted investees		0	0	0
Increase of non-current assets		0	0	0
Liabilities		0	0	0
Impairment loss recognized in profit or loss		(1,171)	335	0
Reversal of impairment losses recognized in profit or loss for the period		0	0	325
Cash flows from (used in) operating activities		0	0
Cash flows from (used in) investing activities		0	0
Cash flows from (used in) financing activities		0	0
Lithium and its derivatives [Member]
Revenue		734,801	644,573	514,627
Cost of sales		(316,875)	(189,242)	(175,616)
Administrative expenses		0	0	0
Interest Expense		0	0	0
Depreciation and amortisation expense		(44,837)	(18,036)	(33,010)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method		0	0	0
Income tax expense, continuing operations		0	0	0
Other items other than significant cash				0
Income (loss) before taxes		417,926	455,331	339,011
Net income (loss) from continuing operations		417,926	455,331	339,011
Net Income (Loss)		417,926	455,331	339,011
Assets		0	0	0
Equity-accounted investees		0	0	0
Increase of non-current assets		0	0	0
Liabilities		0	0	0
Impairment loss recognized in profit or loss		(243)	1,112	(251)
Reversal of impairment losses recognized in profit or loss for the period		0	0	0
Cash flows from (used in) operating activities		0	0
Cash flows from (used in) investing activities		0	0
Cash flows from (used in) financing activities		0	0
Industrial chemicals [Member]
Revenue		108,268	135,578	104,137
Cost of sales		(72,964)	(91,753)	(67,378)
Administrative expenses		0	0	0
Interest Expense		0	0	0
Depreciation and amortisation expense		(16,041)	(16,050)	(12,666)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method		0	0	0
Income tax expense, continuing operations		0	0	0
Other items other than significant cash				0
Income (loss) before taxes		35,304	43,825	36,759
Net income (loss) from continuing operations		35,304	43,825	36,759
Net Income (Loss)		35,304	43,825	36,759
Assets		0	0	0
Equity-accounted investees		0	0	0
Increase of non-current assets		0	0	0
Liabilities		0	0	0
Impairment loss recognized in profit or loss		(79)	(3,546)	0
Reversal of impairment losses recognized in profit or loss for the period		0	0	233
Cash flows from (used in) operating activities		0	0
Cash flows from (used in) investing activities		0	0
Cash flows from (used in) financing activities		0	0
Potassium [Member]
Revenue		267,474	379,326	403,323
Cost of sales		(217,386)	(313,690)	(359,477)
Administrative expenses		0	0	0
Interest Expense		0	0	0
Depreciation and amortisation expense		(41,891)	(88,130)	(67,571)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method		0	0	0
Income tax expense, continuing operations		0	0	0
Other items other than significant cash				0
Income (loss) before taxes		50,088	65,636	43,846
Net income (loss) from continuing operations		50,088	65,636	43,846
Net Income (Loss)		50,088	65,636	43,846
Assets		0	0	0
Equity-accounted investees		0	0	0
Increase of non-current assets		0	0	0
Liabilities		0	0	0
Impairment loss recognized in profit or loss		(3,006)	(240)	0
Reversal of impairment losses recognized in profit or loss for the period		0	0	2,216
Cash flows from (used in) operating activities		0	0
Cash flows from (used in) investing activities		0	0
Cash flows from (used in) financing activities		0	0
Other products and services [Member]
Revenue		48,538	48,472	62,238
Cost of sales		(45,568)	(44,973)	(56,442)
Administrative expenses		0	0	0
Interest Expense		0	0	0
Depreciation and amortisation expense		(377)	(356)	(10,612)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method		0	0	0
Income tax expense, continuing operations		0	0	0
Other items other than significant cash				0
Income (loss) before taxes		2,970	3,499	5,796
Net income (loss) from continuing operations		2,970	3,499	5,796
Net Income (Loss)		2,970	3,499	5,796
Assets		0	0	0
Equity-accounted investees		0	0	0
Increase of non-current assets		0	0	0
Liabilities		0	0	0
Impairment loss recognized in profit or loss		(553)	(219)	(698)
Reversal of impairment losses recognized in profit or loss for the period		0	0	0
Cash flows from (used in) operating activities		0	0
Cash flows from (used in) investing activities		0	0
Cash flows from (used in) financing activities		0	0
Reportable segments [member]
Revenue		2,265,803	2,157,323	1,939,322
Cost of sales		(1,483,524)	(1,394,822)	(1,328,285)
Administrative expenses		0	0	0
Interest Expense		0	0	0
Depreciation and amortisation expense		(221,499)	(240,526)	(249,681)
The entity's interest in the profit or loss of associates and joint ventures accounted for by the equity method		0	0	0
Income tax expense, continuing operations		0	0	0
Other items other than significant cash				0
Income (loss) before taxes		782,279	762,501	611,037
Net income (loss) from continuing operations		782,279	762,501	611,037
Net Income (Loss)		782,279	762,501	611,037
Assets		0	0	0
Equity-accounted investees		0	0	0
Increase of non-current assets		0	0	0
Liabilities		0	0	0
Impairment loss recognized in profit or loss		(7,279)	(17,583)	(949)
Reversal of impairment losses recognized in profit or loss for the period		0	0	2,907
Cash flows from (used in) operating activities		0	0
Cash flows from (used in) investing activities		0	0
Cash flows from (used in) financing activities		0	0
Parent [Member]
Assets		3,737,892	3,658,528
Liabilities		1,652,401	1,470,707
Parent [Member] | Operating Segments [Member]
Revenue		2,265,803	2,157,323	1,939,322
Parent [Member] | Unallocated amounts [member]
Revenue			0	0
Parent [Member] | Specialty plant nutrients [Member]
Revenue		781,750	697,251	623,853
Parent [Member] | Iodine and its derivatives [Member]
Revenue		324,972	252,123	231,144
Parent [Member] | Lithium and its derivatives [Member]
Revenue		734,801	644,573	514,627
Parent [Member] | Industrial chemicals [Member]
Revenue		108,268	135,578	104,137
Parent [Member] | Potassium [Member]
Revenue		267,474	379,326	403,323
Parent [Member] | Other products and services [Member]
Revenue		48,538	48,472	62,238
Parent [Member] | Reportable segments [member]
Revenue		2,265,803	2,157,323	1,939,322
Other Operating Segment [Member] | Operating Segments [Member]
Revenue		0	0	0
Other Operating Segment [Member] | Unallocated amounts [member]
Revenue		0	0	0
Other Operating Segment [Member] | Specialty plant nutrients [Member]
Revenue		0	0	0
Other Operating Segment [Member] | Iodine and its derivatives [Member]
Revenue		0	0	0
Other Operating Segment [Member] | Lithium and its derivatives [Member]
Revenue		0	0	0
Other Operating Segment [Member] | Industrial chemicals [Member]
Revenue		0	0	0
Other Operating Segment [Member] | Potassium [Member]
Revenue		0	0	0
Other Operating Segment [Member] | Other products and services [Member]
Revenue		0	0	0
Other Operating Segment [Member] | Reportable segments [member]
Revenue		$ 0	$ 0	$ 0